Feb. 28, 2020

SCHWAB CAPITAL TRUST

Schwab Equity Index Funds®

Schwab® U.S. Mid-Cap Index Fund

(the Fund)

Supplement dated March 20, 2020, to the currently effective

Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.

Effective March 20, 2020, the following changes are made to the Fund’s statutory prospectus:

Under the Fund Summary section: The second “Performance” header and lead-in paragraph on page 22 are deleted in their entirety.